Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Consumer Discretionary - 26.2%(a)
Airbnb, Inc. - Class A (b)	1,097	$143,893
Amazon.com, Inc. (b)	664	157,820
Aptiv PLC (b)	2,586	161,418
AutoZone, Inc. (b)	46	154,110
Best Buy Co., Inc.	1,750	150,255
Booking Holdings, Inc.	30	142,127
BorgWarner, Inc. (c)	4,339	138,414
Caesars Entertainment, Inc. (b)	4,104	147,949
CarMax, Inc. (b)	1,752	150,041
Carnival Corp. (b)	5,722	158,328
Chipotle Mexican Grill, Inc. (b)	2,324	135,605
Darden Restaurants, Inc.	915	178,645
Deckers Outdoor Corp. (b)	750	133,020
Domino's Pizza, Inc.	338	151,803
DR Horton, Inc.	991	140,623
eBay, Inc.	2,412	162,762
Expedia Group, Inc. (b)	801	136,931
Ford Motor Co.	14,625	147,420
Garmin Ltd.	690	148,937
General Motors Co.	2,955	146,154
Genuine Parts Co.	1,239	144,034
Hasbro, Inc.	2,367	136,907
Hilton Worldwide Holdings, Inc.	594	152,106
Home Depot, Inc.	362	149,137
Las Vegas Sands Corp. (c)	2,797	128,187
Lennar Corp. - Class A	963	126,384
LKQ Corp.	3,945	147,504
Lowe's Cos., Inc.	570	148,223
Lululemon Athletica, Inc. (b)(c)	382	158,224
Marriott International, Inc.	524	152,269
McDonald's Corp.	515	148,680
MGM Resorts International (b)	4,123	142,161
Mohawk Industries, Inc. (b)	1,164	142,357
NIKE, Inc. - Class B	1,933	148,648
Norwegian Cruise Line Holdings Ltd. (b)	5,536	156,946
NVR, Inc. (b)(c)	18	144,291
O'Reilly Automotive, Inc. (b)	120	155,330
Pool Corp.	405	139,421
PulteGroup, Inc.	1,249	142,111
Ralph Lauren Corp.	676	168,797
Ross Stores, Inc.	990	149,054
Royal Caribbean Cruises Ltd. (c)	621	165,559
Starbucks Corp.	1,547	166,581
Tapestry, Inc.	2,468	180,016
Tesla Motors, Inc. (b)	362	146,465
TJX Cos., Inc.	1,201	149,873
Tractor Supply Co. (c)	2,676	145,467
Ulta Beauty, Inc. (b)	356	146,725
Wynn Resorts Ltd. (c)	1,601	139,047
Yum! Brands, Inc.	1,100	143,550
		7,450,309

Industrials - 25.3%(a)
3M Co.	721	109,736
A O Smith Corp.	1,285	86,480
Allegion PLC	667	88,531
AMETEK, Inc.	496	91,542
Automatic Data Processing, Inc.	313	94,842
Axon Enterprise, Inc. (b)(c)	148	96,523
Boeing Co. (b)	565	99,734
Broadridge Financial Solutions, Inc.	398	94,812
Builders FirstSource, Inc. (b)	544	91,000
Carrier Global Corp.	1,271	83,098
Caterpillar, Inc.	241	89,517
CH Robinson Worldwide, Inc.	859	85,462
Cintas Corp.	445	89,254
Copart, Inc. (b)	1,495	86,605
CSX Corp.	2,784	91,510
Cummins, Inc.	255	90,844
Dayforce, Inc. (b)(c)	1,196	84,605
Deere & Co.	210	100,078
Delta Air Lines, Inc.	1,474	99,156
Dover Corp.	467	95,119
Eaton Corp. PLC	259	84,548
Emerson Electric Co. (c)	716	93,044
Equifax, Inc.	358	98,371
Expeditors International of Washington, Inc.	779	88,479
Fastenal Co.	1,182	86,570
FedEx Corp.	333	88,202
Fortive Corp.	1,196	97,271
GE Vernova, Inc.	272	101,423
Generac Holdings, Inc. (b)	545	81,385
General Dynamics Corp.	354	90,971
General Electric Co.	555	112,981
Honeywell International, Inc.	409	91,501
Howmet Aerospace, Inc.	808	102,277
Hubbell, Inc.	207	87,563
Huntington Ingalls Industries, Inc.	490	96,657
IDEX Corp.	411	92,191
Illinois Tool Works, Inc.	344	89,151
Ingersoll Rand, Inc.	921	86,390
Jacobs Solutions, Inc.	692	96,970
JB Hunt Trasport Services, Inc.	523	89,548
Johnson Controls International PLC	1,114	86,892
L3Harris Technologies, Inc.	409	86,712
Leidos Holdings, Inc.	611	86,780
Lennox International, Inc. (c)	146	86,493
Lockheed Martin Corp.	187	86,572
Masco Corp.	1,180	93,550
Nordson Corp.	375	82,583
Norfolk Southern Corp.	379	96,759
Northrop Grumman Corp.	197	95,992
Old Dominion Freight Line, Inc.	458	85,009
Otis Worldwide Corp.	945	90,172
PACCAR, Inc.	810	89,813
Parker-Hannifin Corp.	136	96,159
Paychex, Inc. (c)	662	97,758
Paycom Software, Inc.	390	80,948
Pentair PLC	856	88,750
Quanta Services, Inc. (c)	282	86,746
Republic Services, Inc.	446	96,724
Rockwell Automation, Inc.	315	87,705
Rollins, Inc.	1,909	94,496
RTX Corp.	801	103,289
Snap-On, Inc.	264	93,760
Southwest Airlines Co. (c)	2,787	85,589
Stanley Black & Decker, Inc.	1,117	98,374
Textron, Inc.	1,140	87,221
Trane Technologies PLC	239	86,697
TransDigm Group, Inc.	75	101,501
Uber Technologies, Inc. (b)	1,530	102,280
Union Pacific Corp.	402	99,612
United Airlines Holdings, Inc. (b)	945	100,019
United Parcel Service, Inc. - Class B	725	82,817
United Rentals, Inc.	120	90,967
Veralto Corp.	888	91,810
Verisk Analytics, Inc.	330	94,855
W.W. Grainger, Inc.	82	87,139
Waste Management, Inc.	436	96,033
Westinghouse Air Brake Technologies Corp.	460	95,643
Xylem, Inc.	759	94,146
		7,192,306

Information Technology - 25.1%(a)
Accenture PLC - Class A	288	110,866
Adobe, Inc. (b)	192	83,990
Advanced Micro Devices, Inc. (b)	806	93,456
Akamai Technologies, Inc. (b)(c)	1,048	104,695
Amphenol Corp.	1,425	100,862
Analog Devices, Inc.	482	102,131
Ansys, Inc. (b)	310	108,655
Apple, Inc.	425	100,300
Applied Materials, Inc.	614	110,735
Arista Networks, Inc. (b)	976	112,465
Autodesk, Inc. (b)(c)	342	106,478
Broadcom, Inc.	579	128,115
Cadence Design System, Inc. (b)	341	101,488
CDW Corp.	587	116,895
Cisco Systems, Inc.	1,786	108,232
Cognizant Technology Solutions Corp.	1,290	106,567
Corning, Inc.	2,198	114,472
Crowdstrike Holdings, Inc. - Class A (b)(c)	289	115,042
Dell Technologies, Inc. - Class C	884	91,582
Enphase Energy, Inc. (b)(c)	1,410	87,815
EPAM Systems, Inc. (b)	415	105,393
F5, Inc. (b)	405	120,390
Fair Isaac Corp. (b)	48	89,931
First Solar, Inc. (b)	523	87,613
Fortinet, Inc. (b)	1,068	107,740
Gartner, Inc. (b)	203	110,195
Gen Digital, Inc.	3,498	94,131
GoDaddy, Inc. - Class A (b)	504	107,176
Hewlett Packard Enterprise Co.	4,777	101,225
HP, Inc.	3,030	98,475
Intel Corp. (c)	5,203	101,094
International Business Machines Corp.	460	117,622
Intuit, Inc.	157	94,437
Jabil, Inc.	783	127,167
Juniper Networks, Inc. (c)	2,800	97,608
Keysight Technologies, Inc. (b)	626	111,647
KLA Corp.	164	121,071
Lam Research Corp.	1,338	108,445
Microchip Technology, Inc.	1,702	92,419
Micron Technology, Inc. (c)	1,026	93,612
Microsoft Corp.	235	97,539
Monolithic Power Systems, Inc.	168	107,078
Motorola Solutions, Inc.	221	103,704
NetApp, Inc.	855	104,396
Nvidia Corp.	751	90,173
NXP Semiconductors NV	478	99,687
ON Semiconductor Corp. (b)	1,541	80,656
Oracle Corp.	586	99,655
Palantir Technologies, Inc. - Class A (b)	1,444	119,116
Palo Alto Networks, Inc. (b)	525	96,821
PTC, Inc. (b)	520	100,610
Qualcomm, Inc.	657	113,615
Roper Technologies, Inc.	192	110,525
salesforce.com, Inc.	297	101,485
Seagate Technology Holdings PLC	1,065	102,623
ServiceNow, Inc. (b)	93	94,709
Skyworks Solutions, Inc.	1,170	103,849
Super Micro Computer, Inc. (b)(c)	2,733	77,945
Synopsys, Inc. (b)	206	108,249
TE Connectivity PLC	700	103,579
Teledyne Technologies, Inc. (b)	222	113,515
Teradyne, Inc.	871	100,853
Texas Instruments, Inc.	547	100,982
Trimble, Inc. (b)	1,416	106,143
Tyler Technologies, Inc. (b)	169	101,677
VeriSign, Inc. (b)	525	112,875
Western Digital Corp. (b)(c)	1,500	97,695
Workday, Inc. - Class A (b)	390	102,203
Zebra Technologies Corp. (b)	260	101,904
		7,146,093

Materials - 23.5%
Air Products & Chemicals, Inc.	782	262,173
Albemarle Corp. (c)	2,340	197,005
Amcor PLC (c)	24,375	236,925
Avery Dennison Corp.	1,237	229,748
Ball Corp.	4,255	237,003
Celanese Corp.	3,589	254,963
CF Industries Holdings, Inc.	2,720	250,811
Corteva, Inc.	4,086	266,693
Dow, Inc.	5,885	229,809
DuPont de Nemours, Inc.	2,983	229,094
Eastman Chemical Co.	2,460	245,139
Ecolab, Inc.	996	249,189
FMC Corp.	4,304	240,077
Freeport-McMoRan, Inc.	5,683	203,736
International Flavors & Fragrances, Inc.	2,781	242,197
International Paper Co. (c)	4,480	249,222
Linde PLC	555	247,597
LyondellBasell Industries NV	3,195	241,862
Martin Marietta Materials, Inc.	436	237,236
Mosaic Co.	9,126	254,524
Newmont Goldcorp Corp.	5,778	246,836
Nucor Corp.	1,755	225,395
Packaging Corp. of America	1,024	217,764
PPG Industries, Inc.	1,994	230,068
Sherwin-Williams Co.	660	236,386
Smurfit WestRock PLC (c)	4,566	242,409
Steel Dynamics, Inc.	1,819	233,196
Vulcan Materials Co.	874	239,607
		6,676,664
TOTAL COMMON STOCKS (Cost $28,161,577)		28,465,372

REAL ESTATE INVESTMENT TRUSTS - 0.0%(d)
Millrose Properties, Inc. (b)(e)	546	5,822
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,981)		5,822

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (f)	3,535,457	3,535,457
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,535,457)		3,535,457

TOTAL INVESTMENTS - 112.5% (Cost $31,704,015)		32,006,651
Liabilities in Excess of Other Assets - (12.5)%		(3,557,741)
TOTAL NET ASSETS - 100.0%		$28,448,910
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $3,413,256 which represented 12.0% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,822 or 0.0% of net assets as of January 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,465,372	$–	$–	$28,465,372
Real Estate Investment Trusts	–	–	5,822	5,822
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,535,457
Total Investments	$28,465,372	$–	$5,822	$32,006,651

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,535,457 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SZNE(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Real Estate Investment Trusts	$ -	-	($1,159)	-	-	$ -	$ -	$5,822

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

SZNE	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$5,822	Spin-off price	Security not yet traded	10.67 USD

(a) Table presents information for one security: Millrose Properties Inc, which has been valued between 10.67 USD and 11.21 USD throughout the period.